INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13. INTANGIBLE ASSETS, NET

        Intangible assets, net of amortization, as of December 31, 2011 and 2012 consisted of the following intangible assets acquired as part of business combinations:

	2011			2012
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Software	297	(42)	255	283	(114)	169	5.6
Patents and licenses	165	(27)	138	161	(66)	95	3.1
Customer relationships	67	(3)	64	62	(13)	49	1.6
Contracts with suppliers	23	(17)	6	23	(19)	4	0.1
Non-compete agreements	18	—	18	17	(11)	6	0.2

Total intangible assets	570	(89)	481	546	(223)	323	10.6

        Amortization expenses of intangible assets for the years ended December 31, 2010, 2011 and 2012 were RUR 34, RUR 48 and RUR 139 ($4.6), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2012 are as follows:

	RUR	$
For the year ending December 31, 2013	85	2.8
For the year ending December 31, 2014	46	1.5
For the year ending December 31, 2015	41	1.3
For the year ending December 31, 2016	41	1.3
For the year ending December 31, 2017	41	1.3
Thereafter	69	2.4

Total	323	10.6